FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 67,000,000	$ 82,000,000
Derivative financial liabilities	(78,000,000)	(159,000,000)
Net financial derivatives	11,000,000	77,000,000
Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(26,000,000)	(28,000,000)
Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	0	0
Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	0	1,000,000
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	37,000,000	104,000,000
Notional amount	$ 484,000,000	$ 420,000,000